Insurance business - Average Yield Curve (Details)	Dec. 31, 2025	Dec. 31, 2024
1 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	4.74%	5.58%
5 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	5.25%	5.17%
10 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	6.00%	5.66%
20 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	6.24%	5.71%
30 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	5.57%	5.06%